Basis of Presentation and Significant Accounting Policies - Long-Lived Assets including Finite Lived Purchased Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held-for-use	$ 0	$ 0
Maximum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Useful lives of intangible assets	15 years
Maximum [Member] | Computer hardware and software [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	10 years
Maximum [Member] | Leasehold Improvements [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	20 years
Maximum [Member] | Machinery and Equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	10 years
Minimum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Useful lives of intangible assets	3 years
Minimum [Member] | Computer hardware and software [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	3 years
Minimum [Member] | Leasehold Improvements [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	5 years
Minimum [Member] | Machinery and Equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives of the long-lived assets	3 years